Exhibit 99.1
HSBC Automotive Trust (USA) 2006-3 Class A-1 5.36200% Notes Class A-2 5.38% Notes Class A-3 5.28% Notes Class A-4 5.34% Notes

Servicer's Certificate (Delivered pursuant to Section 4.9 of the Sale and Servicing Agreement)

Collection Period Beginning	01-Dec-06
Collection Period Ending	31-Dec-06
Previous Distribution Date	18-Dec-06
Distribution Date	17-Jan-07
Days in Interest Period	30
Days in Collection Period	31
Months Since Closing	2

I.COLLECTION PERIOD POOL BALANCE CALCULATION:

Beginning of Collection Period Pool Balance	1,122,217,555.94

Principal Receivables Added	-

Monthly Principal Amounts:

Principal Payments Received for the Collection Period	$28,832,146.12

Liquidated Receivables for the Collection Period	$1,109,965.58

Principal Amount of Repurchased Receivables for the Collection Period	$0.00

End of Collection Period Pool Balance	1,092,275,444.24

End of Collection Period Pool Factor	93.76%

II.COLLECTION PERIOD NOTEHOLDER CALCULATIONS:

(a) Class A-1
A. Information regarding distributions
1. Total distribution per $1,000	$159.95
2. Principal distribution per $1,000	$156.40
3. Interest distribution per $1,000	$3.55

B. Calculation of Class A-1 interest due
1. Class A-1 related Note Rate	5.36200%
2. Class A-1 note balance - beginning of period	$165,988,156.16

3. Interest accrual convention	Actual/360
4. Days in Interest Period	30.00
5. Class A-1 interest due - current period	$741,690.41
6. Class A Interest Carryover Shortfall with respect to Class A-1	$0.00
7. Class A-1 interest paid	$741,690.41
8. Class A-1 unpaid interest with respect to the Distribution Date	$0.00

C. Calculation of Class A-1 principal balance
1. Class A-1 note balance - beginning of period	$165,988,156.16
2. Class A-1 minimum principal distributable amount - due	$29,942,111.70
3. Class A-1 additional principal distributable amount - due	$45,193,251.26
4. Class A-1 minimum principal distributable amount - paid	$29,942,111.70
5. Class A-1 additional principal distributable amount - paid	$2,699,059.25
6. Class A-1 note balance - end of period	$133,346,985.21
7. Class A-1 notes as a percentage of the total Notes outstanding on the Distribution Date	17.467604%
8. Class A-1 notes as a percentage of the Pool Balance on the Distribution Date	12.208183%

(b) Class A-2
A. Information Regarding Distributions
1. Total distribution per $1,000	$4.48
2. Principal distribution per $1,000	$0.00
3. Interest distribution per $1,000	$4.48

B. Calculation of Class A-2 interest due
1. Class A-2 related Note Rate	5.3800%
2. Class A-2 note balance - beginning of period	$196,300,000.00
3. Interest accrual convention	30/360
4. Days in Interest Period	N/A
5. Class A-2 interest due - current period	$880,078.33
6. Class A Interest Carryover Shortfall with respect to Class A-2	$0.00
7. Class A-2 interest paid	$880,078.33
8. Class A-2 unpaid interest with respect to the Distribution Date	$0.00

C. Calculation of Class A-2 principal balance
1. Class A-2 note balance - beginning of period	$196,300,000.00
2. Class A-2 minimum principal distributable amount - due	$0.00
3. Class A-2 additional principal distributable amount - due	$42,494,192.01
4. Class A-2 minimum principal distributable amount - paid	$0.00
5. Class A-2 additional principal distributable amount - paid	$0.00
6. Class A-2 note balance - end of period	$196,300,000.00
7. Class A-2 notes as a percentage of the total Notes outstanding on the Distribution Date	25.714047%
8. Class A-2 notes as a percentage of the Pool Balance on the Distribution Date	17.971657%
9. Class A-1 and A-2 notes as a percentage of the Pool Balance on the Distribution Date	30.179840%

(c) Class A-3
A. Information Regarding Distributions
1. Total distribution per $1,000	$4.40
2. Principal distribution per $1,000	$0.00
3. Interest distribution per $1,000	$4.40

B. Calculation of Class A-3 interest Due
1. Class A-3 related Note Rate	5.28%
2. Class A-3 note balance - beginning of period	$283,600,000.00
3. Interest accrual convention	30/360
4. Days in Interest Period	N/A
5. Class A-3 interest due - current period	$1,247,840.00
6. Class A Interest Carryover Shortfall with respect to Class A-3	$0.00
7. Class A-3 interest paid	$1,247,840.00
8. Class A-3 unpaid interest with respect to the Distribution Date	$0.00

C. Calculation of Class A-3 principal balance
1. Class A-3 note balance - beginning of period	$283,600,000.00
2. Class A-3 minimum principal distributable amount - due	$0.00
3. Class A-3 additional principal distributable amount - due	$42,494,192.01
4. Class A-3 minimum principal distributable amount - paid	$0.00
5. Class A-3 additional principal distributable amount - paid	$0.00
6. Class A-3 note balance - end of period	$283,600,000.00
7. Class A-3 notes as a percentage of the total Notes outstanding on the Distribution Date	37.149789%
8. Class A-3 notes as a percentage of the Pool Balance on the Distribution Date	25.964147%
9. Class A-1, A-2 and A-3 notes as a percentage of the Pool Balance on the Distribution Date	56.143987%

(d) Class A-4
A. Information Regarding Distributions
1. Total distribution per $1,000	$4.45
2. Principal distribution per $1,000	$0.00
3. Interest distribution per $1,000	$4.45

B. Calculation of Class A-4 Interest Due
1. Class A-4 related Note Rate	5.3400%
2. Class A-4 principal balance - beginning of period	$150,149,000.00
3. Interest accrual convention	30/360
4. Days in Interest Period	N/A
5. Class A-4 interest due - current period	$668,163.05
6. Class A Interest Carryover Shortfall with respect to Class A-4	$0.00
7. Class A-4 interest paid	$668,163.05
8. Class A-4 unpaid interest with respect to the Distribution Date	$0.00

C. Calculation of Class A-4 principal balance
1. Class A-4 note balance - beginning of period	$150,149,000.00
2. Class A-4 minimum principal distributable amount - due	$0.00
3. Class A-4 additional principal distributable amount - due	$42,494,192.01
4. Class A-4 minimum principal distributable amount - paid	$0.00
5. Class A-4 additional principal distributable amount - paid	$0.00
6. Class A-4 note balance - end of period	$150,149,000.00
7. Class A-4 notes as a percentage of the total Notes outstanding on the Distribution Date	19.668560%
8. Class A-4 Notes as a percentage of the Pool Balance on the Distribution Date	13.746441%
9. Class A-1, A-2, A-3 and A-4 notes as a percentage of the Pool Balance on the Distribution Date	69.890428%

III.PRINCIPAL DISTRIBUTABLE AMOUNT CALCULATION

Aggregate Optimal Note Principal Balance for the Distribution Date:
(i) 66% of the Pool Balance as of the end of the related Collection Period	$720,901,793.20
(ii) Pool Balance as of the end of the related Collection Period less $39,607,599.59	$1,052,667,844.65
Aggregate Optimal Note Principal Balance for the Distribution Date	$720,901,793.20

Optimal Principal Distributable Amount for the Distribution Date:
The excess, if any, of
(x) Aggregate Note Principal Balance over	$796,037,156.16
(y) Aggregate Optimal Note Principal Balance for such Distribution Date	$720,901,793.20
Optimal Principal Distributable Amount	$75,135,362.96

Class A Minimum Principal Distributable Amount:
Greater of (a), (b), or (c):
(a) The lesser of:
(i) Optimal Principal Distributable Amount	$75,135,362.96
(ii) BOM Principal Balance less EOM Principal Balance	$29,942,111.70
(iii) Aggregate Note Principal Balance	$796,037,156.16
(b) The amount necessary on a Note's Scheduled Maturity Date to bring the Note's
Aggregate Note Principal Balance to zero	$0.00
(c) The excess of the Aggregate Note Principal Balance over the
Pool Balance	$0.00
Class A Minimum Principal Distributable Amount	$29,942,111.70

Class A Additional Principal Distributable Amount
Excess of:
(i) Aggregate Note Principal Balance	$796,037,156.16
Less: Class A Minimum Principal Distributable Amount paid over	$29,942,111.70
(ii) Aggregate Optimal Note Principal Balance	$720,901,793.20
Class A Additional Principal Distributable Amount	$45,193,251.26

IV.RESERVE ACCOUNT RECONCILIATION

Beginning Reserve Account Balance	$26,223,121.93

Targeted Reserve Account Balance	$32,768,263.33

Reserve Account Shortfall	$6,545,141.40

Reserve Account Deposit	$6,545,141.40

Reserve Account Release	$0.00

Ending Reserve Account Balance	$32,768,263.33

Ending Reserve Account Balance as a percentage of the Ending Pool Balance	3.00%

V.OVERCOLLATERALIZATION CALCULATION

Overcollateralization Amount prior to payments allocated to principal	$326,180,399.78

Overcollateralization Amount after giving effect to payments allocated to principal	$328,879,459.03

Overcollateralization Amount as a percentage of the Ending Pool Balance	30.11%

VI.RECONCILIATION OF COLLECTION ACCOUNT

(A)Available Funds (Sect. 2.01(a))
i.Collections
(a) Collections On Receivables	$42,553,310.16
(b) Net Liquidation Proceeds	$70,781.70
(c) Substitution Adjustment Amounts	$0.00
Total Collections	$42,624,091.86
ii.Collection and Reserve Account investment income	$99,992.28
iii.Repurchase Amounts deposited in the Collection Account	$0.00
iv.Proceeds of any liquidation of the Trust	$0.00
Available Funds for distribution	$42,724,084.14

Distributions (Sect. 3.03)
(A)Available Funds	$42,724,084.14
(B)Servicing Fee
i.Servicing Fee (If HSBC Finance is no longer the Servicer)	$0.00
(C)Unpaid Administrator, and Indenture and Owner Trustee fees	$0.00
Remaining available funds for interest distribution	$42,724,084.14
(D)Class A Interest Distributable Amount paid
i.Class A-1 interest paid	$741,690.41
ii.Class A-2 interest paid	$880,078.33
iii.Class A-3 interest paid	$1,247,840.00
iv.Class A-4 interest paid	$668,163.05
Total Class A Interest Distributable Amount paid	$3,537,771.79
Remaining Available Funds for principal distribution	$39,186,312.35
(E)Class A Minimum Principal Distributable Amount paid
i.Class A-1 minimum principal paid	$29,942,111.70
ii.Class A-2 minimum principal paid	$0.00
iii.Class A-3 minimum principal paid	$0.00
iv.Class A-4 minimum principal paid	$0.00
Class A Minimum Principal Distributable Amount paid	$29,942,111.70
Remaining funds	$9,244,200.65
(F)Reserve Account Shortfall Amount - deposited	$6,545,141.40
Remaining funds	$2,699,059.25
Class A Additional Principal Distributable Amount
i.Class A-1 additional principal distributable amount	$2,699,059.25
ii.Class A-2 additional principal distributable amount	$0.00
iii.Class A-3 additional principal distributable amount	$0.00
iv.Class A-4 additional principal distributable amount	$0.00

Class A Additional Principal Distributable Amount - paid	$2,699,059.25
Remaining funds	$0.00
(G)Unpaid Administrator, and Indenture Trustee and Owner Trustee indemnity expenses	$0.00
Remaining funds	$0.00
(H)Servicing Fee (If HSBC Finance is Servicer)	$0.00
Remaining Available Funds for distribution to Certificateholders	$0.00

VII.OTHER STATISTICS

Delinquency
A.One payment delinquent - $	$29,246,672.84
% of Principal Receivables	2.68%
B.Two payments delinquent - $	$6,339,138.58
% of Principal Receivables	0.58%
C.Three or more payments delinquent - $	$993,942.77
% of Principal Receivables	0.09%
D.Two or more payments delinquent - $	$7,333,081.35
% of Principal Receivables	0.67%

E. Repossessed Vehicles	$2,360,612.50
% of Principal Receivables	0.22%

F. Cumulative Net Loss Percentage	0.09%

G. The weighted average coupon (WAC) was equal to	14.6675%

H. The weighted average remaining maturity (WARM) was equal to	62

I. Principal Balance of Receivables that were extended or modified (and delinquency reset)	$4,234,803.60
during the related Collection period - $

J.Principal Balance of Receivables that were extended or modified (and delinquency reset) during	0.39%
the related Collection Period as a percent of the Pool Balance at the end of such
Collection Period - %

K. Number of contracts - End of Collection Period	60,548

Note: Starting in December 2006, the Servicer implemented certain changes to its charge-off policy. Under the revised policy, the principal balance of auto loans in excess of the estimated net realizable value will be charged-off 30 days (previously 90 days) after the financed vehicle has been repossessed if it remains unsold, unless it becomes 150 days contractually delinquent, at which time such excess will be charged off. Amounts shown for the December 2006 Collection Period include a one time acceleration of charge-offs occurring as a result of implementing this policy change.

SERVICER'S CERTIFICATE (Delivered pursuant to Section 4.9 of the Sale and Servicing Agreement)

HSBC FINANCE CORPORATION, ("HSBC FINANCE"), as Servicer HSBC AUTO RECEIVABLES CORPORATION

HSBC AUTOMOTIVE TRUST (USA) 2006-3 Class A Notes

The undersigned, a duly authorized representative of HSBC Finance Corporation, ("HSBC Finance"), as Servicer (the "Servicer"), pursuant to the Sale and Servicing Agreement, dated as of November 1, 2006, by and among the Servicer, HSBC Automotive Trust (USA) 2006-3, as Issuer (the "Issuer"), HSBC Auto Receivables Corporation, as Seller (the "Seller"), The Bank of New York Trust Company, N.A. as Indenture Trustee (the "Indenture Trustee"), and HSBC Bank USA, National Association, as Administrator (the "Administrator") does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Certificate shall have the respective meanings set forth in the Sale and Servicing Agreement and Series 2006-3 Supplement, dated as of November 1, 2006, by and among the Servicer, Issuer, Seller, Indenture Trustee, Administrator, and U.S. Bank Trust National Association, as Owner Trustee (the "Owner Trustee").

2. HSBC FINANCE was, as of the date hereof, the Servicer under the Sale and Servicing Agreement.

3. The undersigned was a Servicing Officer.
4. This Certificate relates to the Distribution Date occurring on January 17, 2007

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sale and Servicing Agreement through the Collection Period with respect to such Distribution Date or, if there has been a default in the performance of any such obligation, has set forth in detail (i) the nature of such default, (ii) the action taken by the Seller and Servicer, if any, to remedy such default and (iii) the current status of each such default.

6. As of the date hereof, to the best knowledge of the undersigned, no lien has been placed on any of the Receivables other than pursuant to the Basic Documents (or if there was a lien, such lien consists of: ______________________).

7. The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Issuer, the Servicer, the Noteholders and the Certficateholder are all in accordance with the requirements of the Sale and Servicing Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this January 11, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ J. A. Bevacqua Title: Servicing Officer